Cover	Sep. 28, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2021
Entity File Number	333-256057
Entity Registrant Name	JAWS SPITFIRE ACQUISITION CORPORATION
Entity Central Index Key	0001825079
Entity Tax Identification Number	98-1556965
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1601 Washington Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	305
Local Phone Number	695-5550
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	SPFR.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	SPFR
Security Exchange Name	NYSE
Redeemable Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	SPFR WS
Security Exchange Name	NYSE